Derivatives (Tables)	12 Months Ended
Dec. 31, 2013
Derivatives (Tables) [Abstract]
Total Notional or Contractual Amounts and Fair Values for Derivatives

	December 31, 2013			December 31, 2012
	Notional or	Fair value		Notional or	Fair value
	contractual	Asset	Liability	contractual	Asset	Liability
(in millions)	amount	derivatives	derivatives	amount	derivatives	derivatives
Derivatives designated as hedging instruments
Interest rate contracts (1)	$100,412	4,315	2,528	92,004	7,284	2,696
Foreign exchange contracts	26,483	1,091	847	27,382	1,808	274
Total derivatives designated as
qualifying hedging instruments		5,406	3,375		9,092	2,970
Derivatives not designated as hedging instruments
Free-standing derivatives (economic hedges):
Interest rate contracts (2)	220,577	595	897	334,555	450	694
Equity contracts	3,273	349	206	75	-	50
Foreign exchange contracts	10,064	21	35	3,074	3	64
Credit contracts - protection purchased	-	-	-	16	-	-
Other derivatives	2,160	13	16	2,296	-	78
Subtotal		978	1,154		453	886
Customer accommodation, trading and other
free-standing derivatives:
Interest rate contracts	4,030,068	50,936	53,113	2,774,783	63,617	65,305
Commodity contracts	96,889	2,673	2,603	90,732	3,456	3,590
Equity contracts	96,379	7,475	7,588	71,958	3,783	4,114
Foreign exchange contracts	164,160	3,731	3,626	166,061	3,713	3,241
Credit contracts - protection sold	19,501	354	1,532	26,455	315	2,623
Credit contracts - protection purchased	23,314	1,147	368	29,021	1,495	329
Subtotal		66,316	68,830		76,379	79,202
Total derivatives not designated as hedging instruments		67,294	69,984		76,832	80,088
Total derivatives before netting		72,700	73,359		85,924	83,058
Netting (3)		(56,894)	(63,739)		(62,108)	(71,116)
Total		$15,806	9,620		23,816	11,942

  Notional amounts presented exclude $1.9 billion at December 31, 2013, and $4.7 billion at December 31, 2012, of certain derivatives that are combined for designation as a hedge on a single instrument.
  Includes free-standing derivatives (economic hedges) used to hedge the risk of changes in the fair value of residential MSRs, MHFS, loans, derivative loan commitments and other interests held.
  Represents balance sheet netting of derivative asset and liability balances, and related cash collateral. See the next table in this Note for further information.

Balance Sheet Offsetting of Derivative Assets and Liabilities

				Gross amounts
		Gross amounts		not offset in
		offset in	Net amounts in	consolidated		Percent
	Gross	consolidated	consolidated	balance sheet		exchanged in
	amounts	balance	balance	(Disclosure-only	Net	over-the-counter
(in millions)	recognized	sheet (1)	sheet (2)	netting) (3)	amounts	market (4)
December 31, 2013
Derivative assets
Interest rate contracts	$55,846	(48,271)	7,575	(1,101)	6,474	65%
Commodity contracts	2,673	(659)	2,014	(72)	1,942	52
Equity contracts	7,824	(3,254)	4,570	(239)	4,331	81
Foreign exchange contracts	4,843	(3,567)	1,276	(9)	1,267	100
Credit contracts-protection sold	354	(302)	52	-	52	92
Credit contracts-protection purchased	1,147	(841)	306	(33)	273	100
Other contracts	13	-	13	-	13	100
Total derivative assets	$72,700	(56,894)	15,806	(1,454)	14,352
Derivative liabilities
Interest rate contracts	$56,538	(53,902)	2,636	(482)	2,154	66%
Commodity contracts	2,603	(952)	1,651	(11)	1,640	73
Equity contracts	7,794	(3,502)	4,292	(124)	4,168	94
Foreign exchange contracts	4,508	(3,652)	856	-	856	100
Credit contracts-protection sold	1,532	(1,432)	100	-	100	100
Credit contracts-protection purchased	368	(299)	69	-	69	89
Other contracts	16	-	16	-	16	100
Total derivative liabilities	$73,359	(63,739)	9,620	(617)	9,003
December 31, 2012
Derivative assets
Interest rate contracts	$71,351	(53,708)	17,643	(2,692)	14,951	94%
Commodity contracts	3,456	(1,080)	2,376	(27)	2,349	48
Equity contracts	3,783	(2,428)	1,355	-	1,355	89
Foreign exchange contracts	5,524	(3,449)	2,075	(105)	1,970	100
Credit contracts-protection sold	315	(296)	19	(4)	15	100
Credit contracts-protection purchased	1,495	(1,147)	348	(56)	292	100
Total derivative assets	$85,924	(62,108)	23,816	(2,884)	20,932
Derivative liabilities
Interest rate contracts	$68,695	(62,559)	6,136	(287)	5,849	92%
Commodity contracts	3,590	(1,394)	2,196	-	2,196	79
Equity contracts	4,164	(2,618)	1,546	-	1,546	95
Foreign exchange contracts	3,579	(1,804)	1,775	(55)	1,720	100
Credit contracts-protection sold	2,623	(2,450)	173	-	173	100
Credit contracts-protection purchased	329	(291)	38	-	38	100
Other contracts	78	-	78	-	78	100
Total derivative liabilities	$83,058	(71,116)	11,942	(342)	11,600

(1)	Represents amounts with counterparties subject to enforceable master netting arrangements that have been offset in the consolidated balance sheet, including related cash collateral and portfolio level counterparty valuation adjustments. Counterparty valuation adjustments were $236 million and $352 million related to derivative assets and $67 million and $68 million related to derivative liabilities as of December 31, 2013 and 2012, respectively. Cash collateral totaled $4.3 billion and $11.3 billion, netted against derivative assets and liabilities, respectively, at December 31, 2013, and $5.0 billion and $14.5 billion, respectively, at December 31, 2012.
(2)	Net derivative assets of $14.4 billion and $18.3 billion are classified in Trading assets as of December 31, 2013 and 2012, respectively. $1.4 billion and $5.5 billion are classified in Other assets in the consolidated balance sheet as of December 31, 2013 and 2012, respectively. Net derivative liabilities are classified in Accrued expenses and other liabilities in the consolidated balance sheet.
(3)	Represents non-cash collateral pledged and received against derivative assets and liabilities with the same counterparty that are subject to enforceable master netting arrangements. U.S. GAAP does not permit netting of such non-cash collateral balances in the consolidated balance sheet but requires disclosure of these amounts.
(4)	Represents derivatives executed in over-the-counter markets not settled through a central clearing organization. Over-the-counter percentages are calculated based on Gross amounts recognized as of the respective balance sheet date. The remaining percentage represents derivatives settled through a central clearing organization, which are executed in either over-the-counter or exchange-traded markets.

Net Gains (Losses) Recognized in the Income Statement Related to Derivatives in Fair Value Hedging Relationships

	Interest rate			Foreign exchange		Total net
	contracts hedging:			contracts hedging:		gains
						(losses)
	Available-	Mortgages	Long-	Available-	Long-	on fair
	for-sale	held	term	for-sale	term	value
(in millions)	securities	for sale	debt	securities	debt	hedges

Year ended December 31, 2013
Net interest income (expense) recognized on derivatives	$(584)	(11)	1,632	(8)	280	1,309

Gains (losses) recorded in noninterest income
Recognized on derivatives	1,889	47	(3,767)	(49)	(847)	(2,727)
Recognized on hedged item	(1,874)	(57)	3,521	49	722	2,361
Net recognized on fair value hedges (ineffective portion) (1)	$15	(10)	(246)	-	(125)	(366)

Year ended December 31, 2012
Net interest income (expense) recognized on derivatives	$(457)	(4)	1,685	(5)	248	1,467

Gains (losses) recorded in noninterest income
Recognized on derivatives	(22)	(15)	(179)	39	567	390
Recognized on hedged item	17	6	233	(3)	(610)	(357)
Net recognized on fair value hedges (ineffective portion) (1)	$(5)	(9)	54	36	(43)	33

Year ended December 31, 2011
Net interest income (expense) recognized on derivatives	$(451)	-	1,659	(11)	376	1,573

Gains (losses) recorded in noninterest income
Recognized on derivatives	(1,298)	(21)	2,796	168	512	2,157
Recognized on hedged item	1,232	17	(2,616)	(186)	(445)	(1,998)
Net recognized on fair value hedges (ineffective portion) (1)	$(66)	(4)	180	(18)	67	159

  Included $(5) million, $(9) million and $53 million, respectively, for years ended December 31, 2013, 2012, and 2011 of the time value component recognized as net interest income (expense) on forward derivatives hedging foreign currency available-for-sale securities and long-term debt that were excluded from the assessment of hedge effectiveness.

Net Gains (Losses) Recognized Related to Derivatives in Cash Flow Hedging Relationships

	Year ended December 31,
(in millions)	2013	2012	2011
Gains (losses) (pre tax) recognized in OCI on derivatives	$(32)	52	190
Gains (pre tax) reclassified from cumulative OCI into net income (1)	296	388	571
Gains (losses) (pre tax) recognized in noninterest income for hedge ineffectiveness (2)	1	(1)	(5)

  See Note 23 for detail on components of net income.
  None of the change in value of the derivatives was excluded from the assessment of hedge effectiveness.

Net Gains (Losses) Recognized in the Income Statement Related to Derivatives not Designated as Hedging Instruments

	Year ended December 31,
(in millions)	2013	2012	2011
Net gains (losses) recognized on free-standing derivatives (economic hedges):
Interest rate contracts
Recognized in noninterest income:
Mortgage banking (1)	$1,412	(1,882)	246
Other (2)	119	2	(157)
Equity contracts (3)	(317)	4	(5)
Foreign exchange contracts (2)	24	(53)	70
Credit contracts (2)	(6)	(15)	(18)
Subtotal	1,232	(1,944)	136
Net gains (losses) recognized on customer accommodation, trading and other free-standing derivatives:
Interest rate contracts
Recognized in noninterest income:
Mortgage banking (4)	(561)	7,222	3,594
Other (5)	743	589	298
Commodity contracts (5)	324	(14)	124
Equity contracts (5)	(622)	(234)	769
Foreign exchange contracts (5)	746	501	698
Credit contracts (5)	(53)	(54)	(200)
Other (5)	-	-	(5)
Subtotal	577	8,010	5,278
Net gains recognized related to derivatives not designated as hedging instruments	$1,809	6,066	5,414

  Predominantly mortgage banking noninterest income including gains (losses) on the derivatives used as economic hedges of MSRs measured at fair value, interest rate lock commitments and mortgages held for sale.
  Predominantly included in other noninterest income.
  Predominantly included in net gains (losses) from equity investments.
  Predominantly mortgage banking noninterest income including gains (losses) on interest rate lock commitments.
  Predominantly included in net gains from trading activities in noninterest income.

Details of Sold and Purchased Credit Derivatives

		Notional amount
			Protection	Protection
			sold -	purchased	Net
			non-	with	protection	Other
	Fair value	Protection	investment	identical	sold	protection	Range of
(in millions)	liability	sold (A)	grade	underlyings (B)	(A) - (B)	purchased	maturities
December 31, 2013
Credit default swaps on:
Corporate bonds	$48	10,947	5,237	6,493	4,454	5,557	2014-2021
Structured products	1,091	1,553	1,245	894	659	389	2016-2052
Credit protection on:
Default swap index	-	3,270	388	2,471	799	898	2014-2018
Commercial mortgage-
backed securities index	344	1,106	1,106	535	571	535	2049-2052
Asset-backed securities index	48	55	55	1	54	87	2045-2046
Other	1	2,570	2,570	3	2,567	5,451	2014-2025
Total credit derivatives	$1,532	19,501	10,601	10,397	9,104	12,917

December 31, 2012
Credit default swaps on:
Corporate bonds	$240	15,845	8,448	9,636	6,209	7,701	2013-2021
Structured products	1,787	2,433	2,039	948	1,485	393	2016-2056
Credit protection on:
Default swap index	4	3,520	348	3,444	76	616	2013-2017
Commercial mortgage-backed securities index	531	1,249	861	790	459	524	2049-2052
Asset-backed securities index	57	64	64	6	58	92	2037-2046
Other	4	3,344	3,344	106	3,238	4,655	2013-2056
Total credit derivatives	$2,623	26,455	15,104	14,930	11,525	13,981